Note 9 - Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB

Business and other tax payable	28,313	24,987
Refundable deposits from employees and agents	12,452	9,705
Professional fees	11,818	17,340
Advances from third parties	22,490	32,219
Payables for addition of office equipment, furniture and fixtures	8,618	8,618
Insurance compensation claim payable to customers	1,487	1,563
Payable for equity transfers of investment in affiliates/subsidiaries	15,006	4,685
Consideration payable to settle the lawsuit (i)	40,106	—
Contributions from members of eHuzhu mutual aid program	—	2,341
Others	7,664	7,954
Total	147,954	109,412